Principal Funds, Inc.
Supplement dated May 5, 2020
to the Statement of Additional Information dated December 31, 2019
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Delete references to Jake S. Anonson.